UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-02021

DWS Securities Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  5/31

Date of reporting period:  2/28/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of February 28, 2013 (Unaudited)

DWS Health Care Fund
	Shares	Value ($)

Common Stocks 98.3%
Health Care 98.3%
Biotechnology 22.8%
Acorda Therapeutics, Inc.*	28,394	844,721
Alexion Pharmaceuticals, Inc.*	30,224	2,621,630
Alkermes PLC*	76,888	1,669,238
Alnylam Pharmaceuticals, Inc.*	24,170	572,587
Amarin Corp. PLC (ADR)* (a)	44,414	359,309
Amgen, Inc.	74,854	6,842,404
ARIAD Pharmaceuticals, Inc.*	51,666	1,086,536
Biogen Idec, Inc.*	24,733	4,114,087
BioMarin Pharmaceutical, Inc.* (a)	29,305	1,698,811
Celgene Corp.*	56,115	5,789,946
Cubist Pharmaceuticals, Inc.* (a)	21,369	906,687
Gilead Sciences, Inc.*	189,941	8,112,380
Idenix Pharmaceuticals, Inc.* (a)	67,897	285,846
Incyte Corp., Ltd.* (a)	46,825	1,039,515
Infinity Pharmaceuticals, Inc.* (a)	19,180	791,942
KaloBios Pharmaceuticals, Inc.*	40,000	264,000
Medivation, Inc.*	24,736	1,215,527
Momenta Pharmaceuticals, Inc.*	63,524	809,296
Neurocrine Biosciences, Inc.*	67,778	717,091
Onyx Pharmaceuticals, Inc.*	21,321	1,605,685
Pharmacyclics, Inc.* (a)	8,455	742,180
Regeneron Pharmaceuticals, Inc.*	8,209	1,370,903
Seattle Genetics, Inc.*	28,225	794,251
United Therapeutics Corp.*	13,480	806,239
Vertex Pharmaceuticals, Inc.*	35,178	1,647,034

		46,707,845
Health Care Services 18.3%
Aetna, Inc.	60,764	2,867,453
AmerisourceBergen Corp.	54,443	2,569,710
athenahealth, Inc.* (a)	7,601	712,898
Cardinal Health, Inc.	39,336	1,817,716
Catamaran Corp.*	34,348	1,844,831
Centene Corp.*	20,685	931,239
Cerner Corp.*	14,120	1,234,935
CIGNA Corp.	55,810	3,262,653
CVS Caremark Corp.	30,535	1,560,949
DaVita HealthCare Partners, Inc.*	8,770	1,049,067
Express Scripts Holding Co.*	62,491	3,556,363
HCA Holdings, Inc.	44,061	1,634,222
Humana, Inc.	21,748	1,484,518
McKesson Corp.	35,523	3,770,056
Quest Diagnostics, Inc.	19,123	1,074,139
Team Health Holdings, Inc.*	30,604	1,024,928
UnitedHealth Group, Inc.	86,497	4,623,265
Universal Health Services, Inc. "B"	28,565	1,653,628
WellCare Health Plans, Inc.*	13,903	795,113

		37,467,683
Life Sciences Tools & Services 4.6%
Agilent Technologies, Inc.	39,158	1,624,274
Analogic Corp.	10,247	760,225
Illumina, Inc.* (a)	20,208	1,013,027
Life Technologies Corp.*	28,480	1,655,542
PAREXEL International Corp.*	22,947	796,032
Thermo Fisher Scientific, Inc.	37,141	2,741,006
Waters Corp.*	8,056	746,952

		9,337,058
Medical Supply & Specialty 15.0%
ArthroCare Corp.*	20,414	712,857
AtriCure, Inc.*	62,638	556,225
Baxter International, Inc.	56,167	3,796,889
Boston Scientific Corp.*	236,528	1,747,942
CareFusion Corp.*	31,745	1,039,331
Conceptus, Inc.*	17,950	400,824
CONMED Corp.	51,916	1,615,107
Covidien PLC	54,042	3,435,450
HeartWare International, Inc.* (a)	11,410	974,642
Hill-Rom Holdings, Inc.	23,515	770,822
Hologic, Inc.*	47,348	1,033,607
Medtronic, Inc.	82,343	3,702,141
Sirona Dental Systems, Inc.*	14,238	1,011,183
St. Jude Medical, Inc.	27,819	1,140,579
Stryker Corp.	39,031	2,493,300
The Cooper Companies, Inc.	15,831	1,679,036
Thoratec Corp.*	14,961	526,777
Varian Medical Systems, Inc.*	13,027	920,097
Vascular Solutions, Inc.*	23,807	361,390
Volcano Corp.* (a)	30,157	652,597
Zimmer Holdings, Inc.	28,177	2,112,148

		30,682,944
Pharmaceuticals 37.6%
Abbott Laboratories	81,295	2,746,958
AbbVie, Inc.	103,233	3,811,362
Achillion Pharmaceuticals, Inc.* (a)	32,354	262,067
Actavis, Inc.*	20,521	1,747,568
Allergan, Inc.	33,522	3,634,455
Bayer AG (Registered)	12,802	1,268,082
BioDelivery Sciences International, Inc.* (a)	58,280	219,716
Bristol-Myers Squibb Co.	133,888	4,949,839
Cadence Pharmaceuticals, Inc.*	18,000	88,200
DepoMed, Inc.*	134,468	870,008
Elan Corp. PLC (ADR)*	84,557	958,876
Eli Lilly & Co.	103,951	5,681,962
Endo Health Solutions, Inc.*	31,872	988,032
Forest Laboratories, Inc.*	45,580	1,677,344
Furiex Pharmaceuticals, Inc.*	13,806	511,650
Hi-Tech Pharmacal Co., Inc. (a)	19,076	706,003
Impax Laboratories, Inc.*	34,808	690,243
Johnson & Johnson	105,288	8,013,470
Medicines Co.*	20,649	656,845
Merck & Co., Inc.	170,131	7,269,698
Mylan, Inc.*	59,129	1,750,810
Nektar Therapeutics*	16,603	153,910
Novartis AG (Registered)	41,332	2,799,308
Optimer Pharmaceuticals, Inc.* (a)	30,401	368,460
Pacira Pharmaceuticals. Inc.* (a)	38,553	842,769
Perrigo Co.	9,492	1,074,210
Pfizer, Inc.	351,375	9,617,134
Roche Holding AG (Genusschein)	17,642	4,022,361
Salix Pharmaceuticals Ltd.*	15,961	779,695
Sanofi (ADR)	86,300	4,074,223
Shire PLC (ADR)	10,150	950,649
Teva Pharmaceutical Industries Ltd. (ADR)	26,476	990,202
UCB SA	13,777	794,556
VIVUS, Inc.* (a)	36,919	395,772
Warner Chilcott PLC "A"	72,461	978,948
Zoetis, Inc.*	17,292	578,417

		76,923,802

Total Common Stocks (Cost $127,675,403)		201,119,332
Securities Lending Collateral 4.6%
Daily Assets Fund Institutional, 0.16% (b) (c) (Cost $9,475,338)	9,475,338	9,475,338
Cash Equivalents 2.2%
Central Cash Management Fund, 0.12% (b) (Cost $4,510,032)	4,510,032	4,510,032

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $141,660,773) †	105.1	215,104,702
Other Assets and Liabilities, Net	(5.1)	(10,413,649)

Net Assets	100.0	204,691,053

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $142,158,337.  At February 28, 2013, net unrealized appreciation for all securities based on tax cost was $72,946,365.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $75,747,622 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,801,257.

(a)	All or a portion of these securities were on loan. The value of securities loaned at February 28, 2013 amounted to $9,312,681 which is 4.5% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2013 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Biotechnology	$46,707,845	$—	$—	46,707,845
Health Care Services	37,467,683	—	—	37,467,683
Life Sciences Tools & Services	9,337,058	—	—	9,337,058
Medical Supply & Specialty	30,682,944	—	—	30,682,944
Pharmaceuticals	68,039,495	8,884,307	—	76,923,802
Short-Term Investments(d)	13,985,370	—	—	13,985,370
Total	$206,220,395	$8,884,307	$—	$215,104,702

There have been no transfers between fair value measurement levels during the period ended February 28, 2013.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Health Care Fund, a series of DWS Securities Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	April 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	April 19, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	April 19, 2013